Note 17 - Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions
RELATED PARTY TRANSACTIONS

RHSA

Immediately prior to the closing of the MacDermid Acquisition, each Retaining Holder of equity interest in MacDermid Holdings not owned by Platform , including certain officers of MacDermid, executed a RHSA with the Company pursuant to which they agreed to exchange their respective interests in MacDermid Holdings for shares of PDH Common Stock, at an exchange rate of $11.00 per share plus, with respect to the common, class A and class B unit equity interests of MacDermid Holdings held by the Retaining Holder (i) a proportionate share of a contingent interest in certain pending litigation, and (ii) a proportionate share of up to $100 million of contingent purchase price payable upon the attainment of certain EBITDA and stock trading price performance metrics during the seven-year period following the Closing Date as discussed further in Note 2. Immediately prior to the closing of the MacDermid Acquisition, members of MacDermid management and certain affiliates, including certain officers of MacDermid, contributed all or a portion of their MacDermid Holdings interests to Tartan, and Tartan agreed to receive the PDH Common Stock in exchange for such MacDermid Holdings equity interests. The resulting non-controlling interest percentage for the Retaining Holders was 6.76% at December 31, 2013 and 6.66% at December 31, 2014.

Pursuant to the RHSA, until the earlier of (1) the seventh anniversary of the MacDermid Acquisition (that is October 31, 2020) and (2) such date on which all shares of PDH Common Stock held by Tartan have been exchanged for common stock, Platform has agreed to, among certain other covenants, obtain the prior written consent of Tartan prior to issuing additional securities, or instruments convertible, exchangeable or exercisable for securities.

Advisory Services Agreement

On October 31, 2013, the Company entered into an Advisory Services Agreement with Mariposa Capital, LLC, an affiliate of one of our founder directors. Under this agreement, Mariposa Capital, LLC provides certain advisory services to the Company and is entitled to receive an annual fee equal to $2.0 million, payable in quarterly installments. This agreement expired on October 31, 2014 but was automatically renewed for successive one year terms unless either party notifies the other party in writing of its intention not to renew this agreement no later than 90 days prior to the expiration of the term. This agreement may only be terminated by the Company upon a vote of a majority of its directors. In the event that this agreement is terminated by the Company, the effective date of the termination will be six months following the expiration of the initial term or a renewal term, as the case may be. The Company incurred $2.0 million and $0.4 million during 2014 and 2013, respectively, under this agreement.

Registration Rights Agreements

On November 7, 2013, we entered into a registration rights agreement with Pershing Square on behalf of funds managed by Pershing Square pursuant to which we agreed to file a resale registration statement for the resale of the shares those funds own from time to time promptly after becoming eligible to utilize a Form S-3. We became eligible to file a registration statement on Form S-3 on January 23, 2015, and initially filed a registration statement on February 2, 2015 as required by this registration rights agreement. This registration statement was amended on February 12, 2015 and was declared effective on February 20, 2015.

On May 20, 2014, we completed the May Private Placement. Blue Ridge Limited Partnership, a stockholder of more than five percent (5)% of our issued and outstanding common stock as of February 12, 2015, along with one of its affiliates, Blue Ridge Offshore Master Limited Partnership, purchased an aggregate 1,000,000 shares of our common stock issued in the May Private Placement, at a per share price of $19.00. In connection with the May Private Placement, we granted registration rights to each investor, including Blue Ridge Limited Partnership and Blue Ridge Offshore Master Limited Partnership. Pursuant to these registration rights agreements, on May 23, 2014, we initially filed the May Resale Registration Statement to register the resale of all of the shares sold in the May Private Placement. Such May Resale Registration Statement was amended on June 13, 2014 and declared effective on June 19, 2014.

In connection with the October/November Private Placement, Blue Ridge Limited Partnership and Blue Ridge Offshore Master Limited Partnership, purchased an additional aggregate 1,953,888 shares of our common stock, at a per share price of $25.59. In addition, Pershing Square, through the Pershing Square Funds, purchased 9,404,064 shares, at a per share price of $25.59. A partner of Pershing Square is a member of Platform’s board of directors. In connection with the October/November Private Placement, we entered into registration rights agreements with each investor, including Blue Ridge Limited Partnership, Blue Ridge Offshore Master Limited Partnership and Pershing Square on behalf of its funds. Pursuant to these registration rights agreements, on November 3, 2014, we initially filed the November Resale Registration Statement to register the resale of all of the shares sold in the October/November Private Placement, including the 9,404,064 shares issued to the Pershing Square’s funds upon stockholder approval on November 6, 2014. The November Resale Registration Statement was declared effective on November 10, 2014.

Support Agreements

In connection with the October/November Private Placement, on October 3, 2014, Platform entered into separate support agreements with certain stockholders of Platform holding, in the aggregate, approximately 28.5% of our common stock as of such date. Such stockholders included Blue Ridge Limited Partnership, Berggruen Acquisition Holdings IV Ltd, Daniel H. Leever (Platform’s Chief Executive Officer, President and Vice Chairman), Mariposa Acquisition, LLC and Wellington Management Company, LLP, as investment advisor to certain stockholders.

Under their respective support agreement, each stockholder agreed to vote at our special meeting of stockholders held on November 6, 2014, all of the shares of common stock they beneficially owned as of the record date for the special meeting (i) in favor of the approval of a proposal to approve the issuance to certain funds managed by Pershing Square of 9,404,064 shares of our common stock in the October/November Private Placement, and (ii) without limitation of the preceding clause (i), in favor of any proposal to adjourn or postpone the special meeting to a later date if there are not sufficient votes for approval of such matters on the date on which the special meeting is held.

Predecessor Transactions

For the Predecessor 2013 Period, the Company paid management fees of $7.5 million to Court Square Capital Partners II LP, an investor. For the years ended December 31, 2012, the Predecessor paid management fees of $0.3 million to Court Square Capital Partners II LP. Three of MacDermid’s board members prior to the MacDermid Acquisition were employees of Court Square Capital Partners II LP. The significant increase in management fees paid compared to the year ended December 31, 2012 was due to a final payment made to Court Square Capital Partners II LP in connection with the consummation of the MacDermid Acquisition and per the terms of the management agreement.

For the Predecessor 2013 Period, the Company paid management fees to Weston Presidio, an investor, of $1.7 million. For the year ended December 31, 2012, the Predecessor paid management fees to Weston Presidio of $0.1 million.

On August 26, 2013, MacDermid loaned $0.3 million to an officer in exchange for a promissory note bearing interest at Prime plus 1% per annum. As collateral, the note was secured by real estate owned by the officer. The principal amount of the loan and the accrued interest was repaid in full on October 31, 2013.

On October 31, 2013, in order to complete the MacDermid Acquisition, Platform advanced $33.3 million to MacDermid representing the portion of the cash consideration required to purchase the equity held by MacDermid employee shares in connection with the MacDermid Acquisition. Also in conjunction with closing of the MacDermid Acquisition, Platform paid $5.0 million of interest on the first and second lien credit facilities on MacDermid’s behalf.